Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Detailed Information About In Property Plant Equipment Right Of Use Assets	As of December 31, 2020 and 2019, property, machinery and equipment, net and assets for the right-of-use,
net were summarized as follows:

		2020	2019
Property, machinery and equipment, net	$	10,170	10,565
Assets for the right-of-use, net		1,243	1,285

	$	11,413	11,850

Disclosure of Net Change in Property, Machinery and Equipment
As of December 31, 2020 and 2019, consolidated property, machinery and equipment, net and the changes in this line item during 2020, 2019 and 2018, were as follows:

		2020
		Land and mineral reserves	Building	Machinery and equipment	Construction in progress 1	Total
Cost at beginning of period	$	4,606	2,374	11,519	1,209	19,708
Accumulated depreciation and depletion		(968)	(1,326)	(6,849)	—	(9,143)

Net book value at beginning of period		3,638	1,048	4,670	1,209	10,565
Capital expenditures		47	35	482	—	564
Stripping costs		18	—	—	—	18

Total capital expenditures		65	35	482	—	582
Disposals 2		(26)	(7)	(30)	—	(63)
Reclassifications		(31)	(1)	(56)	—	(88)
Business combinations (note 5.1)		—	—	11	—	11
Depreciation and depletion for the period		(134)	(99)	(515)	—	(748)
Impairment losses		(87)	(54)	(165)	—	(306)
Foreign currency translation effects		139	42	57	(21)	217

Cost at end of period		4,741	2,438	11,929	1,188	20,296
Accumulated depreciation and depletion		(1,177)	(1,474)	(7,475)	—	(10,126)

Net book value at end of period	$	3,564	964	4,454	1,188	10,170

		2019
		Land and mineral reserves	Building	Machinery and equipment	Construction in progress 1	Total	2018 1, 2
Cost at beginning of period	$	4,789	2,633	12,185	1,035	20,642	20,653
Accumulated depreciation and depletion		(958)	(1,371)	(7,081)	—	(9,410)	(9,065)

Net book value at beginning of period		3,831	1,262	5,104	1,035	11,232	11,588
Capital expenditures		46	28	663	—	737	630
Stripping costs		22	—	—	—	22	38

Total capital expenditures		68	28	663	—	759	668
Disposals 2		(38)	(8)	(50)	—	(96)	(49)
Reclassifications 3		(163)	(23)	(203)	(13)	(402)	6
Business combinations (note 5.1)		—	—	—	—	—	6
Depreciation and depletion for the period		(121)	(61)	(451)	—	(633)	(657)
Impairment losses		(18)	(17)	(29)	—	(64)	(23)
Foreign currency translation effects		79	(133)	(364)	187	(231)	(307)

Cost at end of period		4,606	2,374	11,519	1,209	19,708	20,642
Accumulated depreciation and depletion		(968)	(1,326)	(6,849)	—	(9,143)	(9,410)

Net book value at end of period	$	3,638	1,048	4,670	1,209	10,565	11,232

1
As of December 31, 2020, the Maceo plant in Colombia, finalized significantly in 2017, with an annual capacity of approximately 1.1 million tons, has not initiated commercial operations. As of the reporting date, the works related to the access road to the plant remain suspended and the beginning of commercial operations is subject to the successful conclusion of several ongoing processes for the proper operation of the assets and other legal proceedings (note 25.3). As of December 31, 2020, the carrying amount of the plant, net of impairment adjustments of certain advance payments recognized in 2016 of $23, is for an amount in Colombian pesos equivalent to $270.

2
In 2020, includes sales of
non-strategic
fixed assets in the United Kingdom and the United States for $28 and $18, respectively, among others. In 2019, includes sales of non-strategic
fixed assets in Germany, France and the United Kingdom for $32, $12 and $6, respectively, among others. In 2018, includes sales of non-strategic
fixed assets in the United States, Spain and Mexico for $19, $8 and $6, respectively, among others.

3
In 2019, refers to the reclassification of the assets in the United States, United Kingdom and Spain for $134, $182 and $86, respectively. In 2018, refers mainly to the reclassification of the assets in Spain (note 13.1) for $30.

Summary of Recognized Impairment Losses
During the years ended December 31, 2020, 2019 and 2018 impairment losses of fixed assets by country are as follows:

		2020	2019	2018
Spain	$	135	—	2
United States		76	6	13
United Kingdom		39	—	—
Puerto Rico		20	52	—
Croatia		13	—	—
Panama		12	—	—
Dominican Republic		5	—	—
Colombia		2	3	2
France		2	1	—
Poland		—	—	5
Mexico		—	—	1
Others		2	2	—

	$	306	64	23

Asset for the Right of Use,Net	As of December 31, 2020 and 2019, consolidated assets for the right-of-use,
net and the changes in this caption during 2020, 2019 and 2018, were as follows:

		2020
		Land	Buildings	Machinery and equipment	Others	Total
Assets for the right-of-use at beginning of period	$	366	471	1,417	11	2,265
Accumulated depreciation		(117)	(233)	(625)	(5)	(980)

Net book value at beginning of period		249	238	792	6	1,285
Additions of new leases		42	38	127	6	213
Cancellations and remeasurements		(7)	(17)	(51)	(1)	(76)
Business combinations (note 5.1)		13	—	—	—	13
Depreciation		(28)	(35)	(173)	(3)	(239)
Foreign currency translation effects		1	(20)	63	3	47

Assets for the right-of-use at end of period		409	457	1,502	21	2,389
Accumulated depreciation		(139)	(253)	(744)	(10)	(1,146)

Net book value at end of period	$	270	204	758	11	1,243